[LOGO]     FEDERATED INVESTORS
Since 1955
           Federated
           Government
           Income
           Securities, Inc.

           11th Annual Report
           February 28, 1997

           Established 1986

President's Message


[PHOTO APPEARS HERE]

Dear Fellow Shareholder:

Federated Government Income Securities, Inc. was created in 1986, and has been serving income investors for over a decade. I am pleased to present the 11th Annual Report for the fund.

This report covers the 12-month period from March 1, 1996 through February 28, 1997. It begins with a discussion with the fund's portfolio manager, Kathy Foody-Malus, Vice President of Federated Advisers. She offers you her views on today's interest rate environment, fund performance and how your fund is positioned.

Following Kathy's discussion are three additional items of shareholder interest. First is a series of graphs that display the fund's performance of a lump sum investment with income dividends reinvested, and the investment results of making systematic annual investments in the fund shares with dividends reinvested. Second is a complete listing of the fund's holdings in U.S. government securities, mortgaged-backed securities and U.S. Treasury bonds. Third is the publication of the fund's financial statements.

The fund's management has continued to emphasize mortgage-backed issues, for their attractive yields and good long-term value. These mortgage-backed securities are issued by Government National Mortgage Association, Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation, and more than 60% of the fund's assets were invested in those securities. These government securities are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

The fund's portfolio duration was a neutral 5.1 years, and the average coupon of its holdings was 7.74%.

During the past 12 months, the bond market has forecasted interest rate increases, and finally on March 25, 1997, Alan Greenspan, Chairman of the Federal Reserve Board, raised interest rates 0.25%. Many people believe Mr. Greenspan will again raise interest rates in May. His moves are in anticipation of rising inflation; however, his actions have certainly been reflected in both the stock and bond markets, negatively.

For over one year, we have had increased volatility in both the stock and bond markets, anticipating no Federal Reserve Board's action of increasing rates. Historically, raising interest rates affects business by increasing the cost of borrowing money and impacting earnings of corporations. Long term, we believe Mr. Greenspan's actions are good for the bond market because a slowdown in the economy, brought on by the high cost of money, would cause business to be more conscientious of their expansion plans and inventories. They are hesitant to borrow money because the price of money could decline and bond prices may increase.

Over the 12-month reporting period, due largely to the fund's mortgage-backed securities holdings, each share class outperformed the overall Treasury market as well as the average U.S. government bond fund. Individual share class total return performance and income distributions follow.*

                               Income          Share Price
                Total Return   Distributions   Movement
Class A Shares     3.34%       $0.324          $8.63 to $8.59
Class B Shares     3.00%       $0.296          $8.63 to $8.59
Class C Shares     3.02%       $0.297          $8.63 to $8.59
Class F Shares     4.81%       $0.564          $8.75 to $8.59


Please note that in addition to Class F Shares, this report also contains financial information about Class A Shares, Class B Shares and Class C Shares, which were added to the fund on August 5, 1996.

Thank you for your continued participation in Federated Government Income Securities, Inc. If you have any questions or comments, please do not hesitate to write.

Very sincerely yours,

/s/ Richard B. Fisher
Richard B. Fisher
President
April 15, 1997

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, C and F Shares were -1.35%, -2.61%, 1.94% and 2.66%, respectively.

Investment Review

[PHOTO APPEARS HERE]
Kathy Foody-Malus
Vice President
Federated Advisers

Q   Please comment on the market's uncertainty about the economy, and the subsequent impact on the bond market during the 12-month period?

A   The theme, due to uncertainties on inflation, rising economy and the
Federal Reserve Board's (the "Fed") actions, throughout 1996 was a trading range environment; however, there were times when the market moved swiftly and sharply due to shifting expectations of Fed anticipated actions. Given this environment, the mortgage-backed securities sector was the best performing fixed-income sector during the fiscal year of the fund. On a total rate of return basis for the fiscal year, mortgages outperformed their U.S. Treasury counterparts by over 200 basis points. The fundamentals and technicals in the mortgage market were attractive during this reporting period due to the relatively stable interest rate environment we experienced. The U.S. Treasury market in 1996 offered lackluster returns to investors versus the market's impressive returns in 1995 and played second fiddle to the stellar gains in the 1996 equity market. Short duration U.S. Treasuries posted slightly positive returns while the long end of the yield curve produced negative returns.

Q   How did Federated Government Income Securities, Inc. perform for shareholders in terms of total return and income during the 12-month reporting period ended February 28, 1997?

A   For the 12-month period that ended on February 28, 1997, investors in the fund's Class F Shares received a total net return of 4.81% based on net asset value. Investors in Class A, B, and C Shares, which have been in operation since August 5, 1996, received total net returns of 3.34%, 3.00%, and 3.02%, respectively, based on net asset value.*

The fund's returns were all greater than the market overall and the average U.S. government mutual fund. For the 12-month period, the Merrill Lynch 5-Year and 10-Year U.S. Treasury Index returns were 3.06% and 3.08%, respectively.** The total return for the Lipper General U.S. Government Fund Average was 3.86%.+

 * Performance quoted reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, C and F Shares were -1.35%, -2.61%, 1.94% and 2.66%, respectively.

** Merrill Lynch 5-Year and 10-Year Treasury Note Indexes are comprised of the most recently issued 5-year U.S. Treasury notes and 10-year U.S. Treasury notes, respectively. Index returns are calculated as total returns for periods of 1, 3, 6, and 12 months as well as year-to-date. Indexes are unmanaged. Investments cannot be made in an index.

 + Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

In terms of income, the fund's Class F Shares, which have been in operation since 1986, paid a consistent monthly dividend stream of $0.047 during the period for a total of $0.564 per share over the fiscal year. Class A Shares, Class B Shares, and Class C Shares paid dividends totaling $0.324, $0.296, and $0.297, respectively, since their inception on August 5, 1996 through February 28, 1997.

Q   What were the fund's weighting in mortgage-backed and Treasury securities, and why?

A   The current structure of the Fund's assets is a neutral duration of 5.1 years versus a blend of the Lehman Brothers Government and Lehman Brothers Mortgage Indexes.* The asset structure continues to favor an overweighted position in mortgage-backed securities due to our belief of good long-term value versus comparable government securities.
Our U.S. Treasury position represented about 30% of overall net assets and provides duration and positive upside potential to the overall portfolio. As of February 28, 1997, the portfolio composition of net assets was:

Government National Mortgage Association        60.6%
U.S. Treasury Obligations                       30.1%
Federal National Mortgage Corporation            4.7%
Federal Home Loan Mortgage Corporation           2.6%
Repurchase Agreement                             2.3%


* Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal Notional Mortgage Association (FNMA). These indexes are unmanaged, and actual investments cannot be made in an index.


Q   What do you see ahead for the bond market through 1997?

A   As anticipated by bond market participants, the Fed increased the Fed Funds rate by a quarter of a percent on March 25th. Initial reaction was muted as investors have reflected on the increase, however, Treasury yields have risen due to their concerns over further potential tightenings. Our viewpoint is that when the announcement was made regarding the rate increase, the move was taken in light of stronger growth rather than emerging inflation pressures. Chairman Greenspan, prior to and after the announcement, has attempted to dispel the notion that 1997 is a repeat of 1994. The strength of the dollar combined with the increase in Treasury yields we believe should help moderate growth moving forward in 1997 and help to restrain inflation. Given this scenario, then there will be no need for continuous tightening moves and the outlook for the fixed rate mortgage market in 1997 seems favorable. The year has already started out strongly for fixed income products that offer incremental yield pick up over U.S. Treasury securities.

Two Ways You May Seek to Invest for Success in
Federated Government Income Securities, Inc.

Initial Investment:

If you had made an initial investment of $11,000 in the Class F Shares of Federated Government Income Securities, Inc. on 4/4/86, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $23,523 on 2/28/97. You would have earned a 7.22%* average annual total return for the 11-year investment life span.

One key to investing wisely is to reinvest all distributions in Fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/97, the Class F Shares' average annual one-year, five-year and ten-year total returns were 1.78%, 4.98%, and 7.01%, respectively.

As of 3/31/97, the cumulative total returns since inception on 8/5/96 for Class A Shares, Class B Shares and Class C Shares were -2.76%, -4.06% and 0.51%, respectively

SEE APPENDIX A FOR GRAPIC DESCRIPTION

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and 1% contingent deferred sales charge prior to 48 months.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated Government Income Securities, Inc.

One Step at a Time:

$1,000 invested each year for 11 years (reinvesting all dividends and capital gains) grew to $16,690.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Government Income Securities, Inc. on 4/4/86, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $11,000, but your account would have reached a total value of $16,690* by 2/28/97. You would have earned an average annual total return of 6.91%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

SEE APPENDIX B FOR GRAPHIC DESCRIPTION

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated Government Income Securities, Inc.
Hypothetical Investor Profile: Investing for Current Income

Eleven years ago, in April 1986, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Federated Government Income Securities, Inc. because it invests in government securities which traditionally are some of the safest, most credit-worthy securities issued in America.

They like the way they can use their account for an occasional extravagance-like the $50,000 Jaguar they bought this August to celebrate their 10th anniversary-without touching their original principal.

The Laughlins' account totaled $213,845 as of 2/28/97 for a total return of 7.22%.*

SEE APPENDIX C FOR GRAPHIC DESCRIPTION

* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Federated Government Income Securities, Inc.
Portfolio Update

The chart shows the percentage of fund assets diversified across different types of U.S. Government securities at the end of the reporting period.

SEE APPENDIX D FOR GRAPHIC DESCRIPTION

Federated Government Income Securities, Inc.
(Class A Shares)

Growth of $10,000 Invested in Federated Government Income Securities, Inc. (Class A Shares)
The graph below illustrates the hypothetical investment of $10,000 in the Federated Government Income Securities, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to February 28, 1997 compared to the Salomon Brothers 15 Year Mortgage-Backed Securities Index (SB15MSI)+, the Lipper U.S. Mortgage Funds Average (LUSMF)++, the Merrill Lynch 5 Year Treasury Index (ML5YRT)+, the Merrill Lynch 10 Year Treasury Index (ML10YRT)+, and the Lipper U.S. Government Funds Average (LUSGFA)++.

SEE APPENDIX E FOR GRAPHIC DESCRIPTION

TOTAL RETURN** FOR THE PERIOD ENDED FEBRUARY 28, 1997
START OF PERFORMANCE (8/5/96)(CUMULATIVE) (1.35)%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $9,550 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The SB15MSI, LUSMF, ML5YRT, ML10YRT and the LUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

** Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

 + The SB15MSI, ML5YRT, and ML10YRT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++ The LUSMF and LUSGFA represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Government Income Securities, Inc.
(Class B Shares)

Growth of $10,000 Invested in Federated Government Income Securities, Inc. (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Government Income Securities, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to February 28, 1997 compared to the Salomon Brothers 15 Year Mortgage-Backed Securities Index (SB15MSI)+, the Lipper U.S. Mortgage Funds Average (LUSMF)++, the Merrill Lynch 5 Year Treasury Index (ML5YRT)+, the Merrill Lynch 10 Year Treasury Index (ML10YRT)+, and the Lipper U.S. Government Funds Average (LUSGFA)++.

SEE APPENDIX F FOR GRAPHIC DESCRIPTION

TOTAL RETURN** FOR THE PERIOD ENDED FEBRUARY 28, 1997
START OF PERFORMANCE (8/5/96)(CUMULATIVE) (2.61)%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the maximum contingent deferred sales charge of 5.50% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.
   The SB15MSI, LUSMF, ML5YRT, ML10YRT and the LUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

** Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

 + The SB15MSI,ML5YRT and ML10YRT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++ The LUSMF and LUSGFA represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Government Income Securities, Inc.
(Class C Shares)

Growth of $10,000 Invested in Federated Government Income Securities, Inc. (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Government Income Securities, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to February 28, 1997 compared to the Salomon Brothers 15 Year Mortgage-Backed Securities Index (SB15MSI)+, the Lipper U.S. Mortgage Funds Average (LUSMF)++, the Merrill Lynch 5 Year Treasury Index (ML5YRT)+, the Merrill Lynch 10 Year Treasury Index (ML10YRT)+, and the Lipper U.S. Government Funds Average (LUSGFA)++.

SEE APPENDIX G FOR GRAPHIC DESCRIPTION

TOTAL RETURN** FOR THE PERIOD ENDED FEBRUARY 28, 1997
START OF PERFORMANCE (8/5/96)(CUMULATIVE) (1.94)%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge applied on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The SB15MSI, LUSMF, ML5YRT, ML10YRT and the LUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

** Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

 + The SB15MSI,ML5YRT and ML10YRT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++ The LUSMF and LUSGFA represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Government Income Securities, Inc.
(Class F Shares)

Growth of $10,000 Invested in Federated Government Income Securities, Inc. (Class F Shares)
The graph below illustrates the hypothetical investment of $10,000 in the Federated Government Income Securities, Inc. (Class F Shares) (the "Fund") from February 28, 1987 to February 28, 1997 compared to the Salomon Brothers 15 Year Mortgage-Backed Securities Index (SB15MSI)+, the Lipper U.S. Mortgage Funds Average (LUSMF)++, the Merrill Lynch 5 Year Treasury Index (ML5YRT)+, the Merrill Lynch 10 Year Treasury Index (ML10YRT)+, and the Lipper U.S. Government Funds Average (LUSGFA)++.

SEE APPENDIX H FOR GRAPHIC DESCRIPTION

AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED FEBRUARY 28, 1997
1 YEAR                                            2.66%
5 YEAR                                            5.23%
10 YEAR                                           7.18%
START OF PERFORMANCE (4/4/86)                     7.20%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge=$9,900). The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less than 4 years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The SB15MSI, LUSMF, ML5YRT, ML10YRT and the LUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

  ** Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.
 *** For this illustration, the ML5YRT Index began performance on January 1, 1988. The index was assigned a beginning value of $10,257, the value of the Fund on December 31, 1987.

**** For this illustration, the ML10YRT Index began performance on January 1, 1988. The index was assigned a beginning value of $10,257, the value of the Fund on December 31, 1987.

   + The SB15MSI, ML5YRT and ML10YRT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

  ++ The LUSMF and LUSGFA represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Government Income Securities, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
February 28, 1997

   PRINCIPAL
     AMOUNT                                                                                          VALUE
----------------  ----------------------------------------------------------------------------  ----------------
LONG-TERM OBLIGATIONS--98.0%
----------------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORP.--1.5%
                  ----------------------------------------------------------------------------
$     26,000,000  8.00% 3/1/2027                                                                $     26,528,060
                  ----------------------------------------------------------------------------  ----------------
                  FEDERAL HOME LOAN MORTGAGE CORP. REMIC--1.1%
                  ----------------------------------------------------------------------------
      27,316,811  Series 176 Class 2, (Interest Only), 6/1/2026                                        9,663,322
                  ----------------------------------------------------------------------------
      17,603,508  Series G48-AE, (Principal Only), 1/25/2023                                          10,358,608
                  ----------------------------------------------------------------------------  ----------------
                  Total                                                                               20,021,930
                  ----------------------------------------------------------------------------  ----------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.5%
                  ----------------------------------------------------------------------------
      16,262,094  8.00%, 3/1/2023                                                                     16,627,991
                  ----------------------------------------------------------------------------
      11,126,045  6.50%, 8/12/2010-4/1/2026                                                           10,602,214
                  ----------------------------------------------------------------------------  ----------------
                  Total                                                                               27,230,205
                  ----------------------------------------------------------------------------  ----------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--3.2%
                  ----------------------------------------------------------------------------
       9,501,210  Series 264-2, (Interest Only), 7/1/2024                                              3,058,250
                  ----------------------------------------------------------------------------
      16,840,960  Series 96-14P, (Principal Only), 5/25/2023                                          10,378,242
                  ----------------------------------------------------------------------------
      17,389,145  Series 96-38B, (Principal Only), 11/25/2023                                          8,191,852
                  ----------------------------------------------------------------------------
      20,000,000  Series 96-52B, (Principal Only), 11/25/2026                                         13,256,200
                  ----------------------------------------------------------------------------
       5,704,172  Series 96-54M, (Principal Only), 9/25/2023                                           3,229,987
                  ----------------------------------------------------------------------------
      19,600,000  Series 96-50D, (Principal Only), 11/25/2026                                         12,666,500
                  ----------------------------------------------------------------------------
      12,304,163  Series 97-3D, (Principal Only), 9/25/2023                                            6,967,232
                  ----------------------------------------------------------------------------  ----------------
                  Total                                                                               57,748,263
                  ----------------------------------------------------------------------------  ----------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--60.6%
                  ----------------------------------------------------------------------------
       7,021,134  12.50%, 4/15/2010-7/15/2015                                                          8,176,017
                  ----------------------------------------------------------------------------
      19,355,015  12.00%, 5/15/2011-12/15/2015                                                        22,428,782
                  ----------------------------------------------------------------------------
       6,892,899  10.50%, 3/15/2016                                                                    7,707,088
                  ----------------------------------------------------------------------------
      36,870,605  10.00%, 3/15/2016-7/15/2022                                                         40,615,843
                  ----------------------------------------------------------------------------
      64,881,531  9.50%, 8/15/2016-2/15/2022                                                          70,433,863
                  ----------------------------------------------------------------------------
      74,249,029  9.00%, 2/15/2009-11/15/2025                                                         79,114,200
                  ----------------------------------------------------------------------------
     136,945,327  8.50%, 1/15/2017-11/15/2026                                                        142,535,287
                  ----------------------------------------------------------------------------
$    200,554,682  8.00%, 5/15/2017-11/15/2026                                                   $    205,104,962
                  ----------------------------------------------------------------------------



Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                                                          VALUE
----------------  ----------------------------------------------------------------------------  ----------------
LONG-TERM OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                  ----------------------------------------------------------------------------
     262,141,812  7.50%, 5/15/2022-1/15/2026                                                         262,757,812
                  ----------------------------------------------------------------------------
     166,269,366  7.00%, 7/15/2023-12/15/2025                                                        162,978,832
                  ----------------------------------------------------------------------------
      78,386,131  6.50%, 12/15/2023-5/15/2024                                                         74,857,835
                  ----------------------------------------------------------------------------  ----------------
                  Total                                                                            1,076,710,521
                  ----------------------------------------------------------------------------  ----------------
                  UNITED STATES TREASURY BONDS--13.4%
                  ----------------------------------------------------------------------------
      21,000,000  11.625%, 11/15/2004                                                                 27,398,490
                  ----------------------------------------------------------------------------
      12,600,000  11.25%, 2/15/2015                                                                   18,296,586
                  ----------------------------------------------------------------------------
      77,800,000  10.75%, 8/15/2005                                                                   98,641,064
                  ----------------------------------------------------------------------------
      20,000,000  9.25%, 2/15/2016                                                                    24,973,600
                  ----------------------------------------------------------------------------
      38,800,000  8.125%, 8/15/2019-5/15/2021                                                         44,119,004
                  ----------------------------------------------------------------------------
      13,000,000  7.625%, 2/15/2025                                                                   14,152,320
                  ----------------------------------------------------------------------------
       6,705,000  6.00%, 2/15/2026                                                                     5,960,276
                  ----------------------------------------------------------------------------
      27,000,000  0.00%, STRIP, 8/15/2020                                                              5,227,740
                  ----------------------------------------------------------------------------  ----------------
                  Total                                                                              238,769,080
                  ----------------------------------------------------------------------------  ----------------
                  UNITED STATES TREASURY NOTES--16.7%
                  ----------------------------------------------------------------------------
      54,000,000  8.875%, 2/15/1999                                                                   56,765,340
                  ----------------------------------------------------------------------------
      28,000,000  7.50%, 11/15/2001                                                                   29,253,280
                  ----------------------------------------------------------------------------
      55,300,000  7.00%, 7/15/2006                                                                    56,874,944
                  ----------------------------------------------------------------------------
      25,000,000  6.375%, 9/30/2001                                                                   24,990,250
                  ----------------------------------------------------------------------------
      54,000,000  6.25%, 6/30/1998-4/30/2001                                                          54,089,920
                  ----------------------------------------------------------------------------
      59,500,000  6.125%, 9/30/2000                                                                   59,191,790
                  ----------------------------------------------------------------------------
      14,500,000  5.875%, 1/31/1999                                                                   14,454,035
                  ----------------------------------------------------------------------------  ----------------
                  Total                                                                              295,619,559
                  ----------------------------------------------------------------------------  ----------------
                  TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $1,740,407,905)                     1,742,627,618
                  ----------------------------------------------------------------------------  ----------------

CALL OPTIONS--0.3%
----------------------------------------------------------------------------------------------
     198,004,854  (a)  Series FNCPT 96-C4B                                                             2,677,026
                  ----------------------------------------------------------------------------
$    197,448,872  (a)  Series FNCPT 96-C5B                                                      $      2,930,141
                  ----------------------------------------------------------------------------  ----------------



Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                                                          VALUE
----------------  ----------------------------------------------------------------------------  ----------------
CALL OPTIONS--CONTINUED
----------------------------------------------------------------------------------------------
                  TOTAL CALL OPTIONS (IDENTIFIED COST $5,656,250)                                      5,607,167
                  ----------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--2.3%
----------------------------------------------------------------------------------------------
      41,565,000  BT Securities Corporation, 5.380%, dated 2/28/1997,
                  due 3/3/1997 (at amortized cost)                                                    41,565,000
                  ----------------------------------------------------------------------------  ----------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $1,787,629,155)(C)                         $  1,789,799,785
                  ----------------------------------------------------------------------------  ----------------


(a) Beginning in October 1997, the Fund may exercise the option to "call away" the security's underlying collateral from holders of the security at any amount exceeding par value.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $1,787,590,858. The net unrealized appreciation of investments on a federal tax basis amounts to $2,208,927 which is comprised of $20,126,200 appreciation and $17,917,273 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($1,777,957,543) at February 28, 1997.

The following acronyms are used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

Federated Government Income Securities, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 28, 1997

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $1,787,629,155 and tax cost $1,787,590,858)                                        $1,789,799,785
--------------------------------------------------------------------------------------------------
Cash                                                                                                        42,774
--------------------------------------------------------------------------------------------------
Income receivable                                                                                       13,871,373
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                         81,397,672
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               2,707,967
--------------------------------------------------------------------------------------------------  --------------
    Total assets                                                                                     1,887,819,571
--------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for investments purchased                                                      $99,499,631
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                              5,099,574
-------------------------------------------------------------------------------------
Income distribution payable                                                              4,700,724
-------------------------------------------------------------------------------------
Accrued expenses                                                                           562,099
-------------------------------------------------------------------------------------  -----------
    Total liabilities                                                                                  109,862,028
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 206,927,139 shares outstanding                                                       $1,777,957,543
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $2,119,384,582
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               2,170,630
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (343,976,326)
--------------------------------------------------------------------------------------------------
Undistributed net income                                                                                   378,657
--------------------------------------------------------------------------------------------------  --------------
    Total Net Assets                                                                                $1,777,957,543
--------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
CLASS A SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($288,768 / 33,613 shares outstanding)                                             $8.59
--------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/95.50 of $8.59)*                                                               $8.99
--------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share                                                                                $8.59
--------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($2,420,545 / 281,716 shares outstanding)                                          $8.59
--------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share                                                                                     $8.59
--------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share (94.50/100 of $8.59)**                                                         $8.12
--------------------------------------------------------------------------------------------------  --------------
CLASS C SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,343,021 / 156,273 shares outstanding)                                          $8.59
--------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share                                                                                     $8.59
--------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share (99.00/100 of $8.59)**                                                         $8.50
--------------------------------------------------------------------------------------------------  --------------
CLASS F SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,773,905,209 / 206,455,537 shares outstanding)                                  $8.59
--------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/99.00 of $8.59)*                                                               $8.68
--------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share (99.00/100 of $8.59)**                                                         $8.50
--------------------------------------------------------------------------------------------------  --------------


 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Government Income Securities, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Year Ended February 28, 1997

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $6,162,083)                                                 $ 146,679,973
--------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                               $ 14,913,257
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                1,502,736
------------------------------------------------------------------------------------
Custodian fees                                                                             324,994
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                 1,580,717
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   20,696
------------------------------------------------------------------------------------
Auditing fees                                                                               23,775
------------------------------------------------------------------------------------
Legal fees                                                                                   8,817
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                  190,797
------------------------------------------------------------------------------------
Distribution services fee--Class A Shares                                                      131
------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    3,601
------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    3,589
------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                       131
------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     1,200
------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                     1,196
------------------------------------------------------------------------------------
Shareholder services fee--Class F Shares                                                 4,968,568
------------------------------------------------------------------------------------
Share registration costs                                                                    22,957
------------------------------------------------------------------------------------
Printing and postage                                                                       420,897
------------------------------------------------------------------------------------
Insurance premiums                                                                          18,915
------------------------------------------------------------------------------------
Taxes                                                                                      331,454
------------------------------------------------------------------------------------
Miscellaneous                                                                               41,224
------------------------------------------------------------------------------------  ------------
    Total expenses                                                                      24,379,652
------------------------------------------------------------------------------------
Waivers and reimbursements--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                                      $(5,195,862)
-----------------------------------------------------------------------
  Waiver of distribution services fee--Class A Shares                           (110)
-----------------------------------------------------------------------
  Waiver of shareholder services fee--Class F Shares                         (39,749)
-----------------------------------------------------------------------  -----------
    Total waivers                                                                       (5,235,721)
------------------------------------------------------------------------------------  ------------
         Net expenses                                                                                  19,143,931
--------------------------------------------------------------------------------------------------  -------------
             Net investment income                                                                    127,536,042
--------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                      (25,490,089)
--------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation of investments                                              (12,454,230)
--------------------------------------------------------------------------------------------------  -------------
         Net realized and unrealized loss on investments                                              (37,944,319)
--------------------------------------------------------------------------------------------------  -------------
             Change in net assets resulting from operations                                         $  89,591,723
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Federated Government Income Securities, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           YEAR ENDED             YEAR ENDED
                                                                        FEBRUARY 28, 1997      FEBRUARY 29, 1996
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------
Net investment income                                                   $     127,536,042      $     169,262,443
--------------------------------------------------------------------
Net realized gain (loss) on investments ($23,283,777 net loss and
$17,733,056 net loss, respectively, as computed for federal tax
purposes)                                                                     (25,490,089)            28,475,478
--------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (12,454,230)            34,036,205
--------------------------------------------------------------------  ---------------------  ---------------------
     Change in net assets resulting from operations                            89,591,723            231,774,126
--------------------------------------------------------------------  ---------------------  ---------------------
NET EQUALIZATION CREDITS (DEBITS)--                                            (1,203,307)            (1,642,823)
--------------------------------------------------------------------  ---------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------
  Class A Shares                                                                   (3,920)            --
--------------------------------------------------------------------
  Class B Shares                                                                  (34,408)            --
--------------------------------------------------------------------
  Class C Shares                                                                  (31,848)            --
--------------------------------------------------------------------
  Class F Shares                                                             (128,455,862)          (171,414,167)
--------------------------------------------------------------------  ---------------------  ---------------------
     Change in net assets resulting from distributions to
     shareholders                                                            (128,526,038)          (171,414,167)
--------------------------------------------------------------------  ---------------------  ---------------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------
Proceeds from sale of shares                                                   70,576,821             53,344,226
--------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                              67,780,045             70,463,057
--------------------------------------------------------------------
Cost of shares redeemed                                                      (584,635,386)          (456,164,008)
--------------------------------------------------------------------  ---------------------  ---------------------
     Change in net assets resulting from share transactions                  (446,278,520)          (332,356,725)
--------------------------------------------------------------------  ---------------------  ---------------------
          Change in net assets                                               (486,416,142)          (273,639,589)
--------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------
Beginning of period                                                         2,264,373,685          2,538,013,274
--------------------------------------------------------------------  ---------------------  ---------------------
End of period (including undistributed net investment income of
$378,657 and $501,511, respectively)                                    $   1,777,957,543      $   2,264,373,685
--------------------------------------------------------------------  ---------------------  ---------------------


(See Notes which are an integral part of the Financial Statements)


Federated Government Income Securities, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                                                                    PERIOD ENDED
                                                                                                    FEBRUARY 28,
                                                                                                       1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $    8.63
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.30
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  (0.02)
------------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                         0.28
------------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.32)
------------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                        $    8.59
------------------------------------------------------------------------------------------------        -------
TOTAL RETURN (B)                                                                                           3.34%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.03%*
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    6.45%*
------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                         0.50%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                  $289
------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         97%
------------------------------------------------------------------------------------------------


 * Computed an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Government Income Securities, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                                                                    PERIOD ENDED
                                                                                                    FEBRUARY 28,
                                                                                                       1997(A)
NET ASSET VALUE, BEGINNING OF ON PERIOD                                                               $    8.63
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.28
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  (0.02)
------------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                         0.26
------------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.30)
------------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                        $    8.59
------------------------------------------------------------------------------------------------        -------
TOTAL RETURN (B)                                                                                           3.00%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.71%*
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    5.80%*
------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                         0.26%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                $2,421
------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         97%
------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Government Income Securities, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                                                                    PERIOD ENDED
                                                                                                    FEBRUARY 28,
                                                                                                       1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $    8.63
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.27
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  (0.01)
------------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                         0.26
------------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.30)
------------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                        $    8.59
------------------------------------------------------------------------------------------------        -------
TOTAL RETURN (B)                                                                                           3.02%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.71%*
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    5.65%*
------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                         0.26%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                $1,343
------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         97    %
------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Government Income Securities, Inc.
Financial Highlights--Class F Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                              YEAR ENDED FEBRUARY 28 OR 29,
                              1997       1996       1995       1994       1993       1992          1991          1990
NET ASSET VALUE, BEGINNING
OF ON PERIOD                $    8.75  $    8.55  $    9.00  $    9.44  $    9.48  $    9.32     $    9.19     $    9.00
--------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------
 Net investment income           0.55       0.62       0.63       0.68       0.79       0.83          0.87          0.87
--------------------------
 Net realized and
 unrealized gain (loss) on
 investments                    (0.15)      0.20      (0.46)     (0.44)     (0.05)      0.17          0.15          0.24
--------------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------
 Total from investment
 operations                      0.40       0.82       0.17       0.24       0.74       1.00          1.02          1.11
--------------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------
LESS DISTRIBUTIONS
--------------------------
 Distributions from net
 investment income              (0.56)     (0.62)     (0.62)     (0.68)     (0.78)     (0.83)        (0.87)        (0.91)
--------------------------
 Distributions in excess
 of net investment income      --         --         --         --         --          (0.01)(a)     (0.02)(a)     (0.01)(a)
--------------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------
TOTAL DISTRIBUTIONS             (0.56)     (0.62)     (0.62)     (0.68)     (0.78)     (0.84)        (0.89)        (0.92)
--------------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------
NET ASSET VALUE, END OF
PERIOD                      $    8.59  $    8.75  $    8.55  $    9.00  $    9.44  $    9.48     $    9.32     $    9.19
--------------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------
TOTAL RETURN (B)                 4.81%      9.87%      2.11%      2.63%      8.08%     11.12%        11.63%        12.81%
--------------------------
RATIOS TO AVERAGE NET
ASSETS
--------------------------
 Expenses                        0.96%      0.96%      0.97%      0.97%      0.90%      0.92%         0.90%         0.93%
--------------------------
 Net investment income           6.42%      6.96%      7.34%      7.39%      8.27%      8.86%         9.43%         9.42%
--------------------------
 Expense waiver/
 reimbursement (c)               0.26%      0.25%      0.23%      0.19%    --         --            --            --
--------------------------
SUPPLEMENTAL DATA
--------------------------
 Net assets, end of period
 (000 omitted)             $1,773,905 $2,264,374 $2,538,013 $3,542,078 $3,643,180 $2,261,762    $1,322,749    $1,320,710
--------------------------
 Portfolio turnover                97%       161%       143%       134%        43%        36%           37%           76%
--------------------------

                                     1989             1988
NET ASSET VALUE, BEGINNING
OF ON PERIOD                       $    9.49        $    9.76
--------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------
 Net investment income                  0.86             0.88
--------------------------
 Net realized and
 unrealized gain (loss) on
 investments                           (0.53)           (0.27)
--------------------------         ---------        ---------
 Total from investment
 operations                             0.33             0.61
--------------------------         ---------        ---------
LESS DISTRIBUTIONS
--------------------------
 Distributions from net
 investment income                     (0.82)           (0.88)
--------------------------
 Distributions in excess
 of net investment income                --            --
--------------------------         ---------        ---------
TOTAL DISTRIBUTIONS                    (0.82)           (0.88)
--------------------------         ---------        ---------
NET ASSET VALUE, END OF
PERIOD                             $    9.00        $    9.49
--------------------------         ---------        ---------
TOTAL RETURN (B)                       3.65%             6.80%
--------------------------
RATIOS TO AVERAGE NET
ASSETS
--------------------------
 Expenses                               0.88%            0.81%
--------------------------
 Net investment income                  9.33%            9.47%
--------------------------
 Expense waiver/
 reimbursement (c)                    --               --
--------------------------
SUPPLEMENTAL DATA
--------------------------
 Net assets, end of period
 (000 omitted)                   $1,482,030        $1,846,198
--------------------------
 Portfolio turnover                       62%              34%
--------------------------


(a) Distributions in excess of net investment income for the years ended February 29, 1992, February 28, 1991, and 1990 were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated Government Income Securities, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
February 28, 1997

1. ORGANIZATION

Federated Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares:
Class A Shares, Class B Shares, Class C Shares and Class F Shares. The Fund's objective is to provide current income.

Effective August 5, 1996 the Fund added Class A Shares, Class B Shares, and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are


Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------
     primarily due to differing treatments for expiring capital loss carryforwards and equalization. The following reclassifications have been made to the financial statements.

                                                                         INCREASE (DECREASE)
                                                                          ACCUMULATED
                                                                          NET REALIZED       UNDISTRIBUTED NET
                                                     PAID-IN CAPITAL          LOSS           INVESTMENT INCOME
                                                      $  (38,004,290)    $   35,933,841        $   2,070,449


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At February 28, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $341,002,405, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR          EXPIRATION AMOUNT
          1998                 $    13,473,469
          2000                 $     3,842,806
          2001                 $     7,365,127
          2002                 $    83,738,305
          2003                 $   192,317,284
          2004                 $    16,981,637
          2005                 $    23,283,777


     Additionally, net capital losses of $3,012,218 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Funds next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make


Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------
     payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At February 28, 1997, par value shares ($0.001) per share authorized were as follows:

                         NUMBER OF PAR VALUE
    CLASS NAME         CAPITAL STOCK AUTHORIZED
Class A Shares                 500,000,000
Class B Shares                 500,000,000
Class C Shares                 500,000,000
Class F Shares                 500,000,000



Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                             PERIOD ENDED
                          FEBRUARY 28, 1997*
CLASS A SHARES                                                                              SHARES      AMOUNT
Shares sold                                                                                   41,367   $ 357,558
-----------------------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                                           341       2,956
-----------------------------------------------------------------------------------------
Shares redeemed                                                                               (8,095)    (69,858)
-----------------------------------------------------------------------------------------  ---------  -----------
  Net change resulting from Class A Share
  transactions                                                                                33,613   $ 290,656
-----------------------------------------------------------------------------------------  ---------  -----------

                                                                                                PERIOD ENDED
                                                                                             FEBRUARY 28, 1997*
CLASS B SHARES                                                                              SHARES       AMOUNT
Shares sold                                                                                  292,206  $  2,532,030
-----------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                             2,107        18,234
-----------------------------------------------------------------------------------------
Shares redeemed                                                                              (12,597)     (109,332)
-----------------------------------------------------------------------------------------  ---------  ------------
  Net change resulting from Class B Share transactions                                       281,716  $  2,440,932
-----------------------------------------------------------------------------------------  ---------  ------------

                                                                                                PERIOD ENDED
                                                                                             FEBRUARY 28, 1997*
CLASS C SHARES                                                                              SHARES       AMOUNT
Shares sold                                                                                  162,616  $  1,405,057
-----------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                             2,060        17,884
-----------------------------------------------------------------------------------------
Shares redeemed                                                                               (8,403)      (73,246)
-----------------------------------------------------------------------------------------  ---------  ------------
  Net change resulting from Class C Share transactions                                       156,273  $  1,349,695
-----------------------------------------------------------------------------------------  ---------  ------------


*For the period from August 5, 1996 (date of initial public offering) to February 28, 1997.


Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------

                                                       YEAR ENDED                      YEAR ENDED
                                                   FEBRUARY 28, 1997               FEBRUARY 29, 1996
CLASS F SHARES                                  SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                      7,667,232  $    66,282,176      6,124,214  $    53,344,226
-------------------------------------------
Shares issued to shareholders in payment of
distributions declared                           7,877,965       67,740,971      8,062,587       70,463,057
-------------------------------------------
Shares redeemed                                (67,980,256)    (584,382,950)   (52,286,242)    (456,164,008)
-------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class F Share
  transactions                                 (52,435,059) $  (450,359,803)   (38,099,441) $  (332,356,725)
-------------------------------------------  -------------  ---------------  -------------  ---------------
     Net change resulting from share
     transactions                              (51,963,457) $  (446,278,520)   (38,099,441) $  (332,356,725)
-------------------------------------------  -------------  ---------------  -------------  ---------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                            % OF AVG. DAILY
   SHARE CLASS NAME           NET ASSETS
       Class A Shares               0.25%
       Class B Shares               0.75%
       Class C Shares               0.75%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


Federated Government Income Securities, Inc.
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
February 28, 1997, were as follows:

------------------------------------------------------------------------------------------------
PURCHASES                                                                                         $  1,897,328,825
------------------------------------------------------------------------------------------------  ----------------
SALES                                                                                             $  2,512,087,812
------------------------------------------------------------------------------------------------  ----------------



Independent Auditors' Report

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Federated Government Income Securities, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Income Securities, Inc. as of February 28, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended February 28, 1997 and February 29, 1996 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Government Income Securities, Inc. as of February 28, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
April 11, 1997

Directors                       Officers

--------------------------------------------------------------------------------
John F. Donahue               John F. Donahue
Thomas G. Bigley               Chairman
John T. Conroy, Jr.           Richard B. Fisher
William J. Copeland            President
James E. Dowd                 J. Christopher Donahue
Lawrence D. Ellis, M.D.        Executive Vice President
Richard B. Fisher             Edward C. Gonzales
Edward L. Flaherty, Jr.        Executive Vice President
Peter E. Madden               John W. McGonigle
Gregor F. Meyer                Executive Vice President, Secretary and Treasurer
John E. Murray, Jr.           Douglas L. Hein
Wesley W. Posvar               Assistant Treasurer
Marjorie P. Smuts             Elliott Cohan
                               Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

[LOGO]     FEDERATED INVESTORS
Since 1955
           Federated Investors Tower
           Pittsburgh, PA 15222-3779

           Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


           Cusip 383733102
           G01109-01 (4/97)



               FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                                 APPENDIX

A. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of $11,000 investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $11,000 in the Fund on April 4, 1986 (date of initial public investment) would have grown to $23,523 on February 28, 1997. The "x" axis reflects computation periods from April 4, 1986 (date of initial public investment) to February 28, 1997. The right margin of the chart reflects the ending value of a hypothetical investment of $11,000 in the Fund measured in increments of $5,000 ranging from $0 to $25,000.

B. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for Class F Shares of the Fund. The dark shaded portion reflects the principal value of annual $1,000 investments in Class F Shares of the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that annual investments of $1,000 in Class F Shares of the Fund begining April 4, 1986 (date of initial public investment) would have grown to $16,690 on February 28, 1997. The "x" axis reflects computation periods from April 4, 1986 (date of initial public investment) to February 28, 1997. The right margin of the chart reflects the ending value of a hypothetical investment of $11,000 in the Fund measured in increments of $3,000 ranging from $0 to $18,000.

C. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of a $100,000 investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $100,000 in the Fund on April 4, 1986 (date of initial public investment) would have grown to $213,845 on February 28, 1997. The "x" axis reflects computation periods from April 4, 1986 (date of initial public investment) to February 28, 1997. The right margin of the chart reflects the ending value of a hypothetical investment of $100,000 in the Fund measured in increments of $40,000 ranging from $0 to $240,000.

D. The graphic representation here displayed consists of a boxed pie chart in the upper center of the page which shows the percentage of assets in Federated Government Income Securities, Inc. that are diversified across different types of securities as of February 28, 1997. The pie chart is made up of six pieces labeled as follows (going clockwise starting from 12:00 noon): Call Options, 0.3%; Repurchase Agreements, 2.3%; Federal Home Loan Mortgage Corp., 2.6%; Federal National Mortgage Association, 4.7%; U.S. Treasury Obligations, 30.1%; and Government National Mortgage Association, 60.6%.

E. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of the Fund is represented by a solid line. Salomon Brothers 15 Year Mortgage-Backed Securities Index is represented by a dotted line. Lipper U.S. Mortgage Funds Average is represented by a broken line. Merrill Lynch 5 Year Treasury Index is represented by a dashed line. Merrill Lynch 10 Year Treasury Index is represented by a closely dotted line. The Lipper U.S. Government Funds Average is represented by a dashed and dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Class A Shares of the Fund, Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average for the period from August 5, 1996 (start of performance) to February 28, 1997. The "y" axis reflects the cost of investment. The "x" axis reflects computation period from August 5, 1996 (start of performance) to February 28, 1997. The right margin of the chart reflects the ending value of the hypothetical investment in Class A Shares of the Fund as compared to Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average. The ending values are $9,869, $10,684, $10,516, $10,276, $10,294 and $10,454, respectively.

F. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of the Fund is represented by a solid line. Salomon Brothers 15 Year Mortgage-Backed Securities Index is represented by a dotted line. Lipper U.S. Mortgage Funds Average is represented by a broken line. Merrill Lynch 5 Year Treasury Index is represented by a dashed line. Merrill Lynch 10 Year Treasury Index is represented by a closely dotted line. The Lipper U.S. Government Funds Average is represented by a dashed and dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Class B Shares of the Fund, Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average for the period from August 5, 1996 (start of performance) to February 28, 1997. The "y" axis reflects the cost of investment. The "x" axis reflects computation period from August 5, 1996 (start of performance) to February 28, 1997. The right margin of the chart reflects the ending value of the hypothetical investment in Class B Shares of the Fund as compared to Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average. The ending values are $9,688, $10,684, $10,516, $10,276, $10,294 and $10,454, respectively.

G. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of the Fund is represented by a solid line. Salomon Brothers 15 Year Mortgage-Backed Securities Index is represented by a dotted line. Lipper U.S. Mortgage Funds Average is represented by a broken line. Merrill Lynch 5 Year Treasury Index is represented by a dashed line. Merrill Lynch 10 Year Treasury Index is represented by a closely dotted line. The Lipper U.S. Government Funds Average is represented by a dashed and dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Class C Shares of the Fund, Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average for the period from August 5, 1996 (start of performance) to February 28, 1997. The "y" axis reflects the cost of investment. The "x" axis reflects computation period from August 5, 1996 (start of performance) to February 28, 1997. The right margin of the chart reflects the ending value of the hypothetical investment in Class C Shares of the Fund as compared to Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average. The ending values are $10,148, $10,684, $10,516, $10,276, $10,294 and $10,454, respectively.

H. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F Shares of the Fund is represented by a solid line. Salomon Brothers 15 Year Mortgage-Backed Securities Index is represented by a dotted line. Lipper U.S. Mortgage Funds Average is represented by a broken line. Merrill Lynch 5 Year Treasury Index is represented by a dashed line. Merrill Lynch 10 Year Treasury Index is represented by a closely dotted line. The Lipper U.S. Government Funds Average is represented by a dashed and dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Class F Shares of the Fund, Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average for the period from February 28, 1987 to February 28, 1997. The "y" axis reflects the cost of investment. The "x" axis reflects computation in yearly increments from February 28, 1987 to February 28, 1997. The right margin of the chart reflects the ending value of the hypothetical investment in Class F Shares of the Fund as compared to Salomon Brothers 15 Year Mortgage-Backed Securities Index, Lipper U.S. Mortgage Funds Average, Merrill Lynch 5 Year Treasury Index , Merrill Lynch 10 Year Treasury Index and Lipper U.S. Government Funds Average. The ending values are $20,002, $22,714, $20,295, $20,294, $21,421 and $19,462,
respectively.